INCOME TAXES - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Income Taxes Disclosure [Line Items]
Effective tax rate	70.70%	84.00%	30.10%	78.80%
Deferred tax assets	$ 139,000,000		$ 139,000,000		$ 197,000,000	$ 197,000,000
Higher Nominal Rate, Non-deductible Expenses and Income Tax Losses
Income Taxes Disclosure [Line Items]
Deferred tax assets	$ 0	$ 0	$ 0	$ 0